Severance Indemnities and Pension Plans (Narrative) (Detail) ¥ in Millions	12 Months Ended
	Mar. 31, 2016 JPY (¥) Age	Mar. 31, 2015 JPY (¥)	Mar. 31, 2014 JPY (¥)
Defined Benefit Plan Disclosure [Line Items]
Eligible age for lifetime annuity payments | Age	65
Amount recognized as difference between the accumulated benefit obligations settled and the assets transferred as Japanese government subsidy			¥ 115,210
Special lump-sum early termination benefits charged to operations for the fiscal year	¥ 7,428	¥ 9,285	7,358
Defined contribution plan cost charged to operations for the fiscal year	¥ 16,254	¥ 12,041	8,443
MUTB [Member]
Defined Benefit Plan Disclosure [Line Items]
Japanese Defined Benefit Corporate Pension Plan Act, General Description	In accordance with the guidance, which addresses the accounting for the transfer to the Japanese government of a substitutional portion of employee pension fund liabilities, MUTB accounted for the entire separation process, upon completion of transfer of the plan assets to the government, as a single settlement transaction.
Amount recognized as difference between the accumulated benefit obligations settled and the assets transferred as Japanese government subsidy			115,210
Net unrealized loss for the substitutional portion as settlement loss			42,435
Derecognition of previously accrued salary progression			¥ 1,770